Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule of Components of Provision (benefit) for income taxes [Table Text Block]
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Current:
Federal	$15	$—	$—
State	23	2	(7)
Foreign	—	(1)	(55)
	38	1	(62)
Deferred:
Federal	(2,004)	(6)	(317)
State	(8)	61	(25)
Foreign	—	(81)	5
	(2,012)	(26)	(337)
Provision (benefit) for income taxes	$(1,974)	$(25)	$(399)

Provision for income taxes at federal statutory rate [Table Text Block]
Reconciliations from the Provision (benefit) at statutory rate to recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Provision (benefit) at statutory rate	$187	$(131)	$(600)
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	(117)	(22)	263
Federal Tax Reform rate change	(1,932)	—	—
State income taxes (net of federal benefit)	(17)	3	(21)
State deferred income tax rate change	26	43	—
Foreign operations – net (including tax effect of Canadian Sale)	(127)	78	8
Translation adjustment of certain unrecognized tax benefits	—	(1)	(71)
Other – net	6	5	22
Provision (benefit) for income taxes	$(1,974)	$(25)	$(399)

Deferred tax liabilities and Deferred tax assets [Table Text Block]
Significant components of Deferred income tax liabilities and Deferred income tax assets are as follows:

	December 31,
	2017	2016
	(Millions)
Deferred income tax liabilities:
Investments	$3,565	$5,300
Other	19	29
Total deferred income tax liabilities	3,584	5,329
Deferred income tax assets:
Accrued liabilities	53	145
Minimum tax credit	155	139
Foreign tax credit	140	140
Federal loss carryovers	—	651
State losses and credits	283	313
Other	30	37
Total deferred income tax assets	661	1,425
Less valuation allowance	224	334
Net deferred income tax assets	437	1,091
Overall net deferred income tax liabilities	$3,147	$4,238

Reconciliation of unrecognized tax benefits [Table Bext Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016
	(Millions)
Balance at beginning of period	$50	$55
Reductions for tax positions of prior years	—	(4)
Changes due to currency translation	—	(1)
Balance at end of period	$50	$50